12. Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Taxes [abstract]
Schedule of deferred tax assets (liabilities) - noncurrent

The positions of deferred assets and liabilities are presented below and comply with the enforceable offset legal rights that consider taxes levied by the same tax authority under the same tax entity.

	December 31, 2019	Statement of operations	Shareholders’ Equity and Others (*)	December 31, 2020
Deferred assets
Income tax losses carry forward	42,795	(5,186)	312	37,921
Negative basis of social contribution	14,360	(710)	-	13,650
Temporary differences:
Allowance for expenses loss on trade receivables and other credits	1,958	46	-	2,004
Provision for legal proceedings and tax liabilities	696	(779)	-	(83)
Others	-	15	56	71
Total deferred taxes – assets	59,809	(6,614)	368	53,563
Deferred liabilities
Temporary differences:
Derivative transactions	(42,154)	13,252	-	(28,902)
Breakage provision	(196,206)	2,708	-	(193,498)
Slots	(353,226)	-	-	(353,226)
Depreciation of engines and parts for aircraft maintenance	(183,977)	(10,812)	-	(194,789)
Reversal of goodwill amortization for tax purposes	(127,659)	-	-	(127,659)
Allowance for expenses loss on trade receivables and other credits	200,088	1,358	-	201,466
Provision for legal proceedings and tax liabilities	91,051	33,672	-	124,723
Provisions for aircrafts redelivery	146,239	44,539	-	190,778
Aircraft leases and others	64,379	(53,793)	-	10,586
Unrealized profits	68,111	1,732	-	69,843
Others	89,313	(8,463)	214	81,064
Total deferred taxes – liabilities	(244,041)	24,193	214	(219,634)
Total Effect of deferred taxes - Income (Expenses)	-	17,579	-	-

(*) Exchange rate change recognized in other comprehensive income (expenses).

Schedule of tax losses and negative social contribution

The direct subsidiary GLA has tax losses and negative bases of social contribution in the determination of taxable profit, to be offset against 30% of future annual tax profits, with no prescription period, not recorded in the balance sheet, in the following amounts:

	GLA
	2020	2019
Acumulated income tax losses	8,401,388	5,017,227
Negative basis of social contribution	8,401,388	5,017,227
Potential tax credit	2,856,472	1,705,857

Schedule of estimates that deferred tax credits

Management estimates that deferred tax credits, recorded on tax losses and negative social contribution basis, will be realized as follows:

Year	Amount
2021	1,438
2022	9,128
2023	12,657
2024	13,191
2025 to 2030	15,157
Total	51,571

Schedule of reconciliation of income taxes expense

The reconciliation of effective income tax and social contribution rates for the fiscal year ended on December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018

Income (loss) before income tax and social contribution	(5,817,293)	388,945	(482,596)
Combined tax rate	34%	34%	34%
Income at the statutory tax rate	1,977,880	(132,241)	164,083

Adjustments to calculate the effective tax rate:
Equity method investees	(149)	26	132
Tax rate difference on results of offshore subsidiaries	(4,734)	(207,565)	201,043
Non-deductible expenses, net	(124,577)	(61,219)	161,815
Exchange rate change on foreign investments	(174,151)	(101,329)	(173,964)
Interest on shareholders’ equity	8,693	8,212	6,998
Extemporaneous tax credit	-	31,942	-
Deferred tax assets (liabilities) net recognized	(1,760,920)	252,567	(653,343)
Use of tax credits in non-recurring installment Payments	-	-	(3,892)
Total income tax	(77,958)	(209,607)	(297,128)

Income tax and social contribution
Current	(95,537)	(178,621)	(52,139)
Deferred	17,579	(30,986)	(244,989)
Total income (loss) taxes	(77,958)	(209,607)	(297,128)